Other financial assets - financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Current derivative financial assets	€ 283		€ 265
Non-current derivative financial assets	14		19
Derivative financial assets	297		284
Current debt securities measured at fair value through other comprehensive income			4
Non-current debt securities measured at fair value through profit and loss			0
Debt securities measured at fair value through other comprehensive income			4
Current debt securities measured at fair value through profit or loss	230		172
Non-current debt securities measured at fair value through profit or loss	0		59
Debt securities measured at fair value through profit or loss	230		231
Current held-to-maturity securities			0
Non-current debt held-to-maturity securities			2
Held-to-maturity securities			2
Current investments measured at cost			0
Non-current equity instruments at amortised cost			43
Investments measured at cost			43
Current equity instruments measured at fair value through other comprehensive income	0		0
Non-current equity instruments measured at fair value through other comprehensive income	31		23
Equity instruments measured at fair value through other comprehensive income	31		23
Current equity instruments measured at fair value through profit or loss	41		0
Non-current equity instruments measured at fair value through profit or loss	2		0
Equity instruments measured at fair value through profit or loss	43		0
Current financial held-for-trading investments			46
Non-current held-for-trading investments			0
Held-for-trading investments			46
Current financial receivables	0		0
Non-current financial receivables	252		275
Financial receivables	252		275
Current collateral deposits	0		0
Non-current collateral deposits	61		61
Collateral deposits	61		61
Current debt securities measured at amortized cost	61		0
Non-current debt securities measured at amortized cost	2		0
Debt securities measured at amortized cost	63		0
Total current other financial assets	615	€ 546	487
Total non-current other financial assets	362	€ 423	482
Other financial assets	€ 977		€ 969